Shareholder Fees {- Fidelity Large Cap Stock K6 Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Large Cap Stock K6 Fund PRO-04 | Fidelity Large Cap Stock K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none